CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 31,040	$ 41,333
Accounts receivable	1,223	901
Prepaid expenses and other current assets	2,075	2,445
Note receivable from Kantaro	75	75
Receivable from affiliates	13	0
Total current assets	34,426	44,754
Property and equipment, net	2,348	2,558
Right of use asset	239	0
Investment in VericiDx	1,700	2,744
Investment in Kantaro		9
Total assets	38,713	50,065
Current liabilities:
Accounts payable	1,892	1,376
Accounts payable-related party	2,370	1,083
Accrued expenses and other current liabilities	2,873	3,060
Accrued expenses—related party	1,516	1,496
Deferred revenue	39	46
Current lease liability	128	0
Convertible notes-current	4,473	4,660
Payable to affiliate—current	43	55
Total current liabilities	13,334	11,776
Convertible notes-noncurrent	6,408	7,682
Noncurrent lease liability	128	0
Total liabilities	19,870	19,458
Commitments and contingencies (Note 10)
Shareholders' equity:
Ordinary shares, 0.0025 par value per share: 79,411,245 shares authorized; 74,891,844 and 74,760,432 shares issued and outstanding at September 30, 2022 and June 30, 2022, respectively	229	228
Additional paid-in capital	164,890	164,012
Accumulated other comprehensive income (loss)	(1,605)	(915)
Accumulated deficit	(144,671)	(132,718)
Total shareholders' equity	18,843	30,607
Total liabilities and shareholders' equity	$ 38,713	$ 50,065